SHAREHOLDERS' EQUITY - Schedule of Stock by Class (Details)	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares	Jul. 23, 2021 vote	Jul. 22, 2021 vote shares
Class of Stock [Line Items]
Common stock authorized (in shares)	36,113,903	36,113,903
Common stock issued (in shares)	11,232,830	10,915,918
Common stock outstanding (in shares)	11,232,830	10,915,918
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	33,333,333	33,333,333		6,290,767
Common stock issued (in shares)	8,452,260	8,135,348
Common stock outstanding (in shares)	8,452,260	8,135,348
Number of votes | vote	1			1
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	2,780,570	2,780,570
Common stock issued (in shares)	2,780,570	2,780,570
Common stock outstanding (in shares)	2,780,570	2,780,570
Number of votes | vote	10		10	10
Percentage of outstanding shares representing an affirmative vote	1